Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense on property and equipment	$ 298,491	$ 175,725	$ 257,284	$ 246,603